Consolidated Balance Sheets Parenthetical (Parentheticals) (USD $) In Millions, except Per Share data, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Statement of Financial Position [Abstract]
Allowance for Doubtful Accounts Receivable, Current	$ 5.4	$ 5.4	$ 5.4
Common Stock, Par Value	$ 0.01	$ 0.01	$ 0.01
Common Stock, Shares Authorized	286.1	286.1	286.1
Common Stock, Shares, Issued	145.2	145.2	144.9
Common Stock, Shares, Outstanding	145.1	145.1	144.8